Shareholder Report, Holdings (Details) - Capital Group Conservative Equity ETF	Nov. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.26%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.45%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%